Goodwill, VOBA and Other Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Goodwill
Goodwill	$ 156,817	$ 156,817	$ 156,817
Accumulated impairment loss	(139,532)	(139,532)	(139,532)
Balance as of December 31:	$ 17,285	$ 17,285	$ 17,285